Investment (Details)			1 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)
Investment [Line Items]
Issued share capital consideration			$ 4,422,000	$ 568,139
Impairment existed
Third-Party [Member]
Investment [Line Items]
Acquired ownership percentage		6.00%	6.00%	6.00%